FAIR VALUE MEASUREMENTS	3 Months Ended
Mar. 31, 2026
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 5:- FAIR VALUE MEASUREMENTS

The below tables set forth the Company’s assets and liabilities that were measured at fair value as of March 31, 2026 and December 31, 2025 by level within the fair value hierarchy.

	March 31, 2026
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	$-	$9,540	$-	$9,540

Foreign currency derivatives	$-	$4	$-	$4

Total financial assets	$-	$9,544	$-	$9,544

Liabilities:
Warrants	$-	$-	$1	$1

Foreign currency derivatives	$-	$128	$-	$128

Total financial liabilities	$-	$128	$1	$129

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	$-	$9,466	$-	$9,466

Total financial assets	$-	$9,466	$-	$9,466

Liabilities:
Warrants	$-	$-	$7	$7

Total financial liabilities	$-	$-	$7	$7